Fair Value Measurement (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Fair Value Measurement (Tables) [Line Items]
Schedule of Company’s Liabilities Measured at Fair Value on a Recurring Basis	The following tables provide information related to the Company’s assets and liabilities measured at fair value on a recurring basis as of September 30, 2023 and December 31, 2022 (in thousands):
	September 30, 2023
	Level 1	Level 2	Level 3	Total
Liabilities:
Forward purchase agreement warrant liability	$—	$—	$846	$846
FPA put option liability			34	34
Warrant liability	1,274	—	—	1,274
	$1,274	$—	$880	$2,154
	December 31, 2022
	Level 1	Level 2	Level 3	Total
Liabilities:
Convertible notes payable, net of current portion (related party)	$—	$—	$33,397	$33,397
Convertible notes payable, current portion (related party)	—	—	448	448
Warrant liability (related party)	—	—	127	127
	$—	$—	$33,972	$33,972
The following tables provide information related to the Company’s liabilities measured at fair value on a recurring basis as of December 31, 2022 and December 31, 2021 (in thousands):
	December 31, 2022
	Level 1	Level 2	Level 3	Total
Liabilities:
Convertible notes payable, net of current portion (related party)	$—	$—	$33,397	$33,397
Convertible notes payable, current portion (related party)	—	—	448	448
Warrant liability (related party)	—	—	127	127
	$—	$—	$33,972	$33,972
	December 31, 2021
	Level 1	Level 2	Level 3	Total
Liabilities:
Convertible notes payable, net of current portion (related party)	$—	$—	$23,477	$23,477
	$—	$—	$23,477	$23,477

Schedule of Unobservable Inputs of the Warrant Liability	The significant inputs that were used in the valuation of the Convertible Notes are presented below (in thousands, except per share amounts):
December 31, 2022
Share price	$0.33
Discount rate	14.8%
Volatility	91.0%
Probability of qualified financing	5.0%
Probability of SPAC/IPO	25.0%
Probability of default	60.0%
Probability of held to maturity	10.0%
Recovery upon default (2012 and 2013 Convertible Notes)	$10,000
The following table presents the unobservable inputs of the warrant liability:
	December 31,
	2022	2021
Risk-free interest rate	3.9%	Not applicable
Expected dividend yield	0.0%	Not applicable
Expected term (in years)	9.5	Not applicable
Expected volatility	62.8%	Not applicable

Schedule of Measured at Fair Value on a Recurring Basis	The following table summarizes the activity for the Company’s Level 3 instruments measured at fair value on a recurring basis (in thousands):
	Convertible Notes and Envoy Bridge Note (Related Party)	Warrant Liability (Related Party)	FPA Put Option Liability	Forward Purchase Agreement Warrant Liability
Balance as of December 31, 2022	$33,845	$127	$—	$—
Issuances	2,048	—	—	—
Change in fair value	9,377	104	—	—
Balance as of March 31, 2023	$45,270	$231	$—	$—
Issuances	1,964	—	—	—
Change in fair value	8,857	—	—	—
Capital contribution	(14,678)	—	—	—
Balance as of June 30, 2023	$41,413	$231	$—	$—
Issuances	1,964	—	$34	$846
Change in fair value	(4,902)	—	—	—
Conversion	(38,475)	(231)	—	—
Balance as of September 30, 2023	$—	$—	$34	$846
The following table summarizes the activity for the Company’s Level 3 instruments measured at fair value on a recurring basis (in thousands):
	Convertible Notes (Related Party)	Warrant Liability (Related Party)
Balance as of December 31, 2020	$18,870	$—
Issuances	2,859	—
Change in fair value	1,748	—
Balance as of December 31, 2021	23,477	—
Issuances	3,278	92
Change in fair value	7,090	35
Balance as of December 31, 2022	$33,845	$127

Schedule of Fair Value Measurements of Forward Purchase Agreement Assets	The following table presents the quantitative information regarding Level 3 fair value measurements of the forward purchase agreement assets and forward purchase agreement warrant liability:
September 30, 2023
Stock price	$5.64
Initial exercise price	10.46
Remaining term (in years)	1.00
Risk-free rate	5.32%
The following table presents the quantitative information regarding Level 3 fair value measurements of the Series A Preferred Stock, which was valued at $10.98 per share.
September 30, 2023
Underlying stock price	7.02
Exercise price	11.50
Expected term (in years)	10.00
Expected volatility	48.9%
The following table presents the unobservable inputs of the warrant liability (related party):
December 31, 2022
Risk-free interest rate	3.9%
Expected dividend yield	0.0%
Expected term (in years)	9.5
Expected volatility	62.8%

Convertible Notes Payable [Member]
Fair Value Measurement (Tables) [Line Items]
Schedule of Unobservable Inputs of the Warrant Liability	The significant inputs that were used in the valuation of the Convertible Notes include (in thousands, except per share amounts):
	December 31,
	2022	2021
Share price	$0.33	$0.29
Discount rate	14.8%	13.9%
Volatility	91.0%	85.0%
Probability of qualified financing	5.0%	10.0%
Probability of SPAC/IPO	25.0%	0%
Probability of default	60.0%	70.0%
Probability of held to maturity	10.0%	20.0%
Recovery upon default	$10,000	$10,000